November 15, 2000

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

    Liberty Funds Trust VII
     Liberty Newport Tiger Fund (formerly Newport Tiger Fund)
  Registration File Nos. 33-41559 & 811-6347

Dear Sir/Madam:

Pursuant to the requirements of Rule 497(e), submitted for filing via EDGAR is the form of Prospectus Supplements dated November 10, 2000 now being used in connection with the public offering and sale of shares of the Fund.

Sincerely,

LIBERTY FUNDS TRUSTS VII


Tracy S. DiRienzo
Assistant Secretary

Enclosures

                               NEWPORT TIGER FUND
                           Class A, B, C and T Shares
         upplement  to  Prospectus  dated May 1,  2000  (Replacing
            Supplements dated June 23, 2000 and August 1, 2000)

The Prospectus is revised as follows:

(1) Effective July 14, 2000, the Fund changed its name from Newport Tiger Fund to Liberty Newport Tiger Fund.

(2) The Shareholder Fees table under the caption YOUR EXPENSES is amended and restated as follows:

Shareholder Fees(2) (paid directly from your investment)

                                          Class A       Class B            Class C           Class T
Maximum sales charge (load) on
purchases (%) (as a percentage of the
offering price)                           5.75          0.00               0.00              5.75
----------------------------------------- ------------- ------------------ ----------------- ----------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption
price)                                    1.00(3)       5.00               1.00              1.00(3)
----------------------------------------- ------------- ------------------ ----------------- ----------------
Redemption fee (as a percentage of
amount redeemed, if applicable)           (4)           (4)                (4)               (4)
----------------------------------------- ------------- ------------------ ----------------- ----------------

   (2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
   (3) This charge applies only to certain Class A and Class T shares bought without an initial sales charge that are sold within 18 months of purchase.
   (4) There is a $7.50 charge for wiring sale proceeds to your bank.

(3) The footnote to the table "Class A Sales Charges" under the subcaption SALES CHARGES under the section YOUR ACCOUNT is revised as follows:

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchased through a fee-based program.

(4) The following replaces the table called "Purchases Over $1 Million" under the subcaption SALES CHARGES under the section YOUR ACCOUNT:

Amount purchased                                        Commission %

First $3 million                                        1.00
------------------------------------------------------- -----------------------
$3 million to less than $5 million                      0.80
------------------------------------------------------- -----------------------
$5 million to less than $25 million                     0.50
------------------------------------------------------- -----------------------
$25 million or more                                     0.25
------------------------------------------------------- -----------------------

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants  in certain group  retirement  plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

(5) The last three paragraphs under the caption SALES CHARGES are deleted in their entirety.




732-36/246D-1000                                              November 10, 2000

                               NEWPORT TIGER FUND

                                 Class Z Shares

                   Supplement to Prospectus dated May 1, 2000
           (Replacing Supplements dated June 23, 2000 and August 15, 2000)


The Prospectus is revised as follows:

(1) Effective July 14, 2000, the Fund changed its name from Newport Tiger Fund to Liberty Newport Tiger Fund.

(2) The categories of investors who are eligible to purchase Class Z shares are revised as follows:

         The following  investors  are now eligible to purchase  Class Z shares:
         (i) clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; (ii) a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Liberty Funds Distributor, Inc., the Fund's distributor, or through a third party broker-dealer; (iii) any insurance company, trust company or bank purchasing shares for its own account; (iv) any endowment, investment company or foundation; (v) clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates; (vi) any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.; (vii) any person investing all or part of the proceeds of a distribution, roll over or transfer of assets into a Liberty IRA, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, roll over or transfer; (viii) any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and (ix) any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to hold shares of any fund distributed by Liberty Funds Distributor, Inc.

         Initial purchases of Class Z shares are subject to a minimum purchase amount of $100,000, except that purchases by (a) retirement plans described in clause (ii) above are not subject to any initial investment minimum, and (b) investors described in clauses (vi), (viii) and (ix) above are subject to a minimum purchase amount of $1,000. The Fund reserves the right to change the investment minimums.

(3) The Shareholder Fees table under the caption YOUR EXPENSES is amended and restated as follows:

Shareholder Fees(2) (paid directly from your investment)

Maximum sales charge (load) on purchases (%) (as
a percentage of the offering price)                        0.00
--------------------------------------------------- -----------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser of
purchase price or redemption price)                        0.00
--------------------------------------------------- -----------------
Redemption fee (as a percentage of amount
redeemed, if applicable)                                  (3)
--------------------------------------------------- -----------------

   (2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
   (3) There is a $7.50 charge for wiring sale proceeds to your bank.

(4) The last three paragraphs under the caption SALES CHARGES are deleted in their entirety.




732-36/249D-1000                                              November 10, 2000